Property, Plant and Equipment, Net - Changes in Carrying Amount of Property, Plant and Equipment (Parenthetical) (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss on property plant and equipment	₩ 275,846	₩ 213,183	₩ 311,520
Naengcheon stream [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss on property plant and equipment	207,072
Lithium production facility [member] | Gwangyang And Argentina [member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss on property plant and equipment	196,207
Hydrogen peroxide production facility [member] | Gwangyang [member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss on property plant and equipment	₩ 46,535